Material accounting policies - Reporting Entity (Details)			12 Months Ended
	Feb. 07, 2024	Nov. 22, 2023	Dec. 31, 2025 company vessel	Dec. 31, 2023	Oct. 09, 2023 shareholder vessel
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels owned and operated			250
Number of companies entity grew out of | company			3
CMB | Euronav NV
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of ownership interest acquired					0.2612
Proportion of ownership interest in subsidiary		49.05%
CMB | CMB.TECH NV
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in subsidiary	100.00%			100.00%
24 VLCC tankers
Disclosure of detailed information about property, plant and equipment [line items]
Number of shareholders involved in transaction | shareholder					2
Number of vessels sold					24